Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000261794 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000261794 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000261794 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000261794 | 0-1 Year
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000261798 | Texas
Holdings [Line Items]
Percent of Total Investments	13.30%
C000261798 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	9.60%
C000261798 | Illinois
Holdings [Line Items]
Percent of Total Investments	8.10%
C000261798 | Tennessee
Holdings [Line Items]
Percent of Total Investments	6.70%
C000261798 | Ohio
Holdings [Line Items]
Percent of Total Investments	5.70%
C000261798 | Washington
Holdings [Line Items]
Percent of Total Investments	5.40%
C000261798 | Utah
Holdings [Line Items]
Percent of Total Investments	5.20%
C000261798 | Delaware
Holdings [Line Items]
Percent of Total Investments	4.70%
C000261798 | Nevada
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261798 | Kansas
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261798 | 0.0391874942340273981800166820
Holdings [Line Items]
Percent of Total Investments	33.40%
C000261795 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000261795 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000261795 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000261795 | 0-1 Year
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000261795 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000261799 | Texas
Holdings [Line Items]
Percent of Total Investments	14.00%
C000261799 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	9.40%
C000261799 | Ohio
Holdings [Line Items]
Percent of Total Investments	3.80%
C000261799 | Washington
Holdings [Line Items]
Percent of Total Investments	8.80%
C000261799 | Nevada
Holdings [Line Items]
Percent of Total Investments	7.00%
C000261799 | Florida
Holdings [Line Items]
Percent of Total Investments	9.90%
C000261799 | Michigan
Holdings [Line Items]
Percent of Total Investments	8.50%
C000261799 | New Mexico
Holdings [Line Items]
Percent of Total Investments	5.60%
C000261799 | District of Columbia
Holdings [Line Items]
Percent of Total Investments	4.40%
C000261799 | Maryland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000261799 | 0.0363060318969425788286546647
Holdings [Line Items]
Percent of Total Investments	25.00%
C000261796 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000261796 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000261796 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000261796 | 0-1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000261796 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000261796 | 10-20 Years
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000261790 | Texas
Holdings [Line Items]
Percent of Total Investments	14.20%
C000261790 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	3.60%
C000261790 | Illinois
Holdings [Line Items]
Percent of Total Investments	5.40%
C000261790 | Washington
Holdings [Line Items]
Percent of Total Investments	9.20%
C000261790 | Florida
Holdings [Line Items]
Percent of Total Investments	6.80%
C000261790 | Michigan
Holdings [Line Items]
Percent of Total Investments	6.10%
C000261790 | New York
Holdings [Line Items]
Percent of Total Investments	8.10%
C000261790 | California
Holdings [Line Items]
Percent of Total Investments	5.00%
C000261790 | Iowa
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261790 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	3.40%
C000261790 | 0.0335454470263892013841984283
Holdings [Line Items]
Percent of Total Investments	34.30%
C000261797 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000261797 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000261797 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000261797 | 0-1 Year
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261797 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000261797 | 10-20 Years
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000261797 | 20+ Years
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000261791 | Texas
Holdings [Line Items]
Percent of Total Investments	12.00%
C000261791 | Illinois
Holdings [Line Items]
Percent of Total Investments	5.80%
C000261791 | Washington
Holdings [Line Items]
Percent of Total Investments	9.20%
C000261791 | Florida
Holdings [Line Items]
Percent of Total Investments	5.50%
C000261791 | Michigan
Holdings [Line Items]
Percent of Total Investments	4.60%
C000261791 | Maryland
Holdings [Line Items]
Percent of Total Investments	7.40%
C000261791 | New York
Holdings [Line Items]
Percent of Total Investments	14.20%
C000261791 | California
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261791 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	8.70%
C000261791 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.10%
C000261791 | 0.0305841976299378136766731415
Holdings [Line Items]
Percent of Total Investments	25.50%
C000261792 | Texas
Holdings [Line Items]
Percent of Total Investments	17.10%
C000261792 | Illinois
Holdings [Line Items]
Percent of Total Investments	6.40%
C000261792 | Washington
Holdings [Line Items]
Percent of Total Investments	5.30%
C000261792 | Nevada
Holdings [Line Items]
Percent of Total Investments	4.30%
C000261792 | Florida
Holdings [Line Items]
Percent of Total Investments	4.20%
C000261792 | District of Columbia
Holdings [Line Items]
Percent of Total Investments	5.10%
C000261792 | New York
Holdings [Line Items]
Percent of Total Investments	5.20%
C000261792 | California
Holdings [Line Items]
Percent of Total Investments	6.60%
C000261792 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.60%
C000261792 | Alabama
Holdings [Line Items]
Percent of Total Investments	5.00%
C000261792 | 0.0355875053943526671206479364
Holdings [Line Items]
Percent of Total Investments	37.20%
C000261789 | Texas
Holdings [Line Items]
Percent of Total Investments	20.60%
C000261789 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	3.40%
C000261789 | Illinois
Holdings [Line Items]
Percent of Total Investments	6.20%
C000261789 | Ohio
Holdings [Line Items]
Percent of Total Investments	3.00%
C000261789 | Washington
Holdings [Line Items]
Percent of Total Investments	7.80%
C000261789 | Nevada
Holdings [Line Items]
Percent of Total Investments	2.90%
C000261789 | Florida
Holdings [Line Items]
Percent of Total Investments	7.30%
C000261789 | District of Columbia
Holdings [Line Items]
Percent of Total Investments	5.00%
C000261789 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.00%
C000261789 | Georgia
Holdings [Line Items]
Percent of Total Investments	3.20%
C000261789 | 0.0293948939924136010960500592
Holdings [Line Items]
Percent of Total Investments	37.60%
C000261793 | Texas
Holdings [Line Items]
Percent of Total Investments	20.60%
C000261793 | Illinois
Holdings [Line Items]
Percent of Total Investments	4.50%
C000261793 | Washington
Holdings [Line Items]
Percent of Total Investments	6.60%
C000261793 | Florida
Holdings [Line Items]
Percent of Total Investments	6.30%
C000261793 | District of Columbia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000261793 | New York
Holdings [Line Items]
Percent of Total Investments	10.50%
C000261793 | California
Holdings [Line Items]
Percent of Total Investments	7.70%
C000261793 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.70%
C000261793 | Alabama
Holdings [Line Items]
Percent of Total Investments	3.30%
C000261793 | Indiana
Holdings [Line Items]
Percent of Total Investments	2.50%
C000261793 | 0.0249584972534655005285519492
Holdings [Line Items]
Percent of Total Investments	31.20%